                      SATTERLEE STEPHENS BURKE & BURKE LLP
                                 230 PARK AVENUE
                             NEW YORK, NY 10169-0079
  47 MAPLE STREET                 (212) 818 9200            FAX (212) 818-9606/7
 SUMMIT, NJ 07901                                               www.ssbb.com
  (908) 277-2221
FAX (908) 277-2038

                                                                 August __, 2005

VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
Attention: Filing Desk

               Re:  Union Drilling, Inc.
                    Registration Statement on Form S-1

Dear Sir or Madam:

     On behalf of Union Drilling, Inc., and pursuant to Rule 101(a)(1)(i) of
Regulation S-T promulgated under the Securities Act of 1933, as amended, transmitted herewith via EDGAR for filing with the Securities and Exchange
Commission is a copy of the above referenced Registration Statement on Form S-1.

          If you have any questions or require any further information, please do not hesitate to contact the undersigned, at (212) 818-9200.

                                        Sincerely,

                                        /s/ Edwin T. Markham
                                        ----------------------------------------
                                        Edwin T. Markham

cc: Christopher D. Strong,
    Union Drilling, Inc.